Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of shares

	2023			2022
	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total
Abra MOBI LLP (1) (2) (3)	50.00%	18.80%	24.89%	-	-	-
Abra Kingsland LLP (3)	50.00%	18.80%	24.89%	-	-	-
MOBI (1) (2) (3)	-	-	-	100.00%	38.93%	50.87%
American Airlines Inc.	-	6.60%	5.31%	-	6.60%	5.31%
Path Brazil (2)	-	-	-	-	3.22%	2.59%
Abra Group Limited	-	3.76%	3.02%	-	-	-
Others	-	1.47%	1.18%	-	1.41%	1.14%
Market	-	50.58%	40.70%	-	49.84%	40.09%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
(1)	In the context of the 2019 issued Exchangeable Senior Notes 2024, MOBI lent up to 14,000,000 ADSs to Bank of America Corporation, which operates the ADS lending mechanism, to facilitate privately traded derivative transactions or other hedge activities related to the Exchangeable Senior Notes. As of September 30, 2023, 4,477,760 preferred shares, equivalent to 1.1% of the total, were pledged for this operation, to be returned to MOBI at the maturity of the Exchangeable Senior Notes or upon termination of the lending agreement. As part of the closing of transactions involved in the creation of Abra Group Limited, the ADSs were transferred to Abra MOBI LLP and Abra Kingsland LLP and partially canceled. On August 11, 2023, 11,761,120 ADSs were canceled, and the underlying preferred shares of GOL were delivered to Abra's affiliates. Currently, there are 2,238,880 ADSs in circulation subject to the ADS lending agreement with Bank of America Corporation, which will be returned upon maturity of the Exchangeable Senior Notes or upon termination of the ADS lending agreement.
(2)	Refers to legal entities controlled by the controlling shareholders (Constantino family).
(3)	In the context of the agreement between the controlling shareholder and the main shareholders of Avianca, in the fiscal year ending on December 31, 2023, MOBI transferred 100% of the common shares of the Company to Abra. In the same period, Abra transferred 50% of the common shares of the Company from its ownership to Abra Kingsland LLP and 50% of the common shares to Abra MOBI LLP. Abra holds 99.99% of the economic rights of Abra MOBI LLP and Abra Kingsland LLP.